Post Employment Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Cost of current defined benefit plan service	$ (1,362,838)	$ (1,099,554)	$ (2,132,231)
Defined benefit plan interest cost	(3,072,155)	(1,818,983)	(2,146,386)
Past service cost	(31,456)
Total post-employment benefit expense in profit or loss, defined benefit plans	(4,466,449)	(2,918,537)	(4,278,617)
Gains (losses) from remeasurement of defined benefit plans	(7,304,757)	12,547,898	(8,545,834)
Total expense recognized in the Statement of Comprehensive Income	$ (11,771,206)	$ 9,629,361	$ (12,824,451)